Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
Subsequent Events [Abstract]
Subsequent Events
Note 8 - Subsequent Events:

Management evaluated subsequent events for the Plan through June 8, 2026, the date the financial statements were available to be issued, and is not aware of any subsequent events that would require recognition or disclosure.